Advances To Suppliers, Net (Details) - Schedule of Advances to Suppliers, Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Advances to Suppliers, Net [Abstract]
Advances for products and services purchased from third parties	$ 5,174,302	$ 2,404,680
Less: allowance for doubtful accounts
Advances to suppliers, net	$ 5,174,302	$ 2,404,680